Alpha Architect ETF Trust
213 Foxcroft Road
Broomall, Pennsylvania 19008

February 20, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”) File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Alpha Architect Freedom 100 Emerging Markets ETF (the “Fund”) is Post‑Effective Amendment No. 14 and Amendment No. 17 to the Trust’s Registration Statement on Form N-1A for the purpose of registering shares of the Fund as a new series of the Trust.

If you have any questions regarding the enclosed, please do not hesitate to contact Kent Barnes at 414‑765-6511 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust